Revenues (Tables)	6 Months Ended
Jun. 30, 2023
Revenue [abstract]
Disclosure of detailed information about revenue explanatory

	For the six months ended June 30,
	2022	2023
	RMB’000	RMB’000
Revenues from Online EV Charging Solutions	19,716	41,921
Revenues from Offline EV Charging Solutions	16,316	40,393
Revenues from Innovative and Other Businesses	457	2,462
Revenues	36,489	84,776